Cover	Apr. 03, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 03, 2025
Entity File Number	001-40723
Entity Registrant Name	COLLECTIVE AUDIENCE, INC.
Entity Central Index Key	0001854583
Entity Tax Identification Number	86-2861807
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	85 Broad Street 16-079
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	(808)
Local Phone Number	829-1057
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false